Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Computer equipment and software | Minimum [Member]
Property and Equipment, Net
Estimated Useful Life (in years)	1 year
Computer equipment and software | Maximum [Member]
Property and Equipment, Net
Estimated Useful Life (in years)	3 years
Laboratory and manufacturing equipment | Minimum [Member]
Property and Equipment, Net
Estimated Useful Life (in years)	2 years 6 months
Laboratory and manufacturing equipment | Maximum [Member]
Property and Equipment, Net
Estimated Useful Life (in years)	8 years 3 months 18 days
Leasehold Improvements [Member] | Minimum [Member]
Property and Equipment, Net
Estimated Useful Life (in years)	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property and Equipment, Net
Estimated Useful Life (in years)	10 years
Buildings and land improvements | Minimum [Member]
Property and Equipment, Net
Estimated Useful Life (in years)	18 years
Buildings and land improvements | Maximum [Member]
Property and Equipment, Net
Estimated Useful Life (in years)	20 years